Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Taxes payable	$2,554	$2,114
Other payables and current liabilities	7,381	6,517
Total accrued expenses and other current liabilities	$9,935	$8,631